Label	Element	Value
Themes US Small Cap Cash Flow Champions ETF | East West Bancorp, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Themes US Small Cap Cash Flow Champions ETF | Toll Brothers, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.40%
Themes US Small Cap Cash Flow Champions ETF | Builders FirstSource, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
Themes US Small Cap Cash Flow Champions ETF | Reinsurance Group of America, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.10%
Themes US Small Cap Cash Flow Champions ETF | Mueller Industries, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.70%
Themes US Small Cap Cash Flow Champions ETF | Old Republic International Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.30%
Themes US Small Cap Cash Flow Champions ETF | Sterling Infrastructure, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.20%
Themes US Small Cap Cash Flow Champions ETF | APA Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.80%
Themes US Small Cap Cash Flow Champions ETF | UMB Financial Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.60%
Themes US Small Cap Cash Flow Champions ETF | HF Sinclair Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.60%
Themes US Small Cap Cash Flow Champions ETF | Financials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	48.20%
Themes US Small Cap Cash Flow Champions ETF | Energy
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	17.40%
Themes US Small Cap Cash Flow Champions ETF | Consumer Discretionary
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	13.20%
Themes US Small Cap Cash Flow Champions ETF | Industrials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.90%
Themes US Small Cap Cash Flow Champions ETF | Materials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.60%
Themes US Small Cap Cash Flow Champions ETF | Technology
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.80%
Themes US Small Cap Cash Flow Champions ETF | Consumer Staples
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.70%
Themes US Small Cap Cash Flow Champions ETF | Health Care
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.50%
Themes US Small Cap Cash Flow Champions ETF | Communications
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.40%
Themes US Small Cap Cash Flow Champions ETF | Cash & Other
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.30%